Annual Total Returns (Money Market Portfolio - Investor Shares Annuity) (Money Market Portfolio, Money Market Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2013
Money Market Portfolio | Money Market Portfolio - Investor Shares
Annual Total Return
2013	0.11%
2012	0.14%
2011	0.17%
2010	0.23%
2009	0.62%
2008	2.83%
2007	5.25%
2006	5.03%
2005	3.17%
2004	1.26%